Disclosure of detailed information about effective income tax expense recovery (Details) - CAD	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Net loss for the year	CAD (56,863,922)	CAD (17,455,889)
Statutory rate	26.75%	27.00%
Rounded amount [Member]
Statement [Line Items]
Expected income tax recovery	CAD (15,211,000)	CAD (4,713,000)
Permanent differences	1,431,000	1,805,000
Impact of flow-through shares	580,000	480,000
Share issuances costs	(1,276,000)	0
Adjustment to prior years provision versus statutory tax returns	(597,000)	126,000
Change in unrecognized deductible temporary differences and other	15,040,000	2,378,000
Total	CAD (33,000)	CAD 76,000